Document And Entity Information	6 Months Ended
Jun. 30, 2021
Document Information Line Items
Entity Registrant Name	ISOS ACQUISITION CORPORATION
Document Type	S-4/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 4
Entity Central Index Key	0001840572
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Incorporation, State or Country Code	E9